CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 15, 2020
Class A subject to possible redemption, shares		34,500,000
Class A subject to possible redemption, redemption value per share		$ 10.00
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	440,000,000	440,000,000
Class A Common Stock
Class A subject to possible redemption, shares	34,500,000	34,500,000
Class A subject to possible redemption, redemption value per share	$ 10	$ 10
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	34,500,000	34,500,000
Common stock, shares outstanding	34,500,000	34,500,000
Class F Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000